SALE OF STORE LOCATION	12 Months Ended
Dec. 31, 2021
Mother Earth's Storehouse, Inc. [Member]
SALE OF STORE LOCATION

NOTE 9 – SALE OF STORE LOCATION

On September 30, 2020, the Company sold its Poughkeepsie store location for $225,000. This amount includes a $175,000 note receivable (see Note 6). The calculation of the related gain from the sale was as follows:

Cash	$50,000
Issuance of promissory note	175,000
Consideration received	225,000
Inventory	175,000
Fixed assets, net book value	102,530
277,530
Net loss	$(52,530)